Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2021
CHAMPLAIN SMALL COMPANY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

(the “Funds”)

Supplement dated February 25, 2022 to the Funds’ Prospectus dated May 1, 2021

(the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

1.	The second sentence of the Champlain Small Company Fund’s “Principal Investment Strategies” section is hereby deleted and replaced with the following:

For purposes of this policy, a small company is a company that, at the time of initial purchase, is included in either the S&P SmallCap 600 or the Russell 2000 Index, or that has a market capitalization that falls within the range of the Russell 2000 Index as measured as of the index’s most recent annual reconstitution.

2.	The second sentence of the Champlain Mid Cap Fund’s “Principal Investment Strategies” section is hereby deleted and replaced with the following:

For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, is included in either the S&P MidCap 400 or the Russell Midcap Index, or that has a market capitalization that falls within the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CSC-SK-018-0100

CHAMPLAIN MID CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

(the “Funds”)

Supplement dated February 25, 2022 to the Funds’ Prospectus dated May 1, 2021

(the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

1.	The second sentence of the Champlain Small Company Fund’s “Principal Investment Strategies” section is hereby deleted and replaced with the following:

For purposes of this policy, a small company is a company that, at the time of initial purchase, is included in either the S&P SmallCap 600 or the Russell 2000 Index, or that has a market capitalization that falls within the range of the Russell 2000 Index as measured as of the index’s most recent annual reconstitution.

2.	The second sentence of the Champlain Mid Cap Fund’s “Principal Investment Strategies” section is hereby deleted and replaced with the following:

For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, is included in either the S&P MidCap 400 or the Russell Midcap Index, or that has a market capitalization that falls within the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CSC-SK-018-0100